Loans and Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Schedule of Loans and Borrowings

Loans and borrowings comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Current
Bank loans	14,527	12,490
Promissory notes	3,699,190	—
	3,713,717	12,490
Non-current
Bank loans	22,866	34,871
Promissory notes	1,000,000	—
	1,022,866	34,871
	4,736,583	47,361